UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA INTERMEDIATE-TERM BOND FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2006

 [LOGO OF USAA]
     USAA(R)

                             USAA INTERMEDIATE-TERM
                                      BOND Fund

                                   [GRAPHIC OF USAA INTERMEDIATE-TERM BOND FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    OCTOBER 31, 2006

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                      COUPON                               VALUE
    (000)    SECURITY                                                            RATE           MATURITY            (000)
-------------------------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (49.0%)

             CONSUMER DISCRETIONARY (3.2%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.4%)
  $ 2,000    DaimlerChrysler North America Holding Corp., Notes                  5.64%(a)      3/07/2007         $  2,001
                                                                                                                 --------
             BROADCASTING & CABLE TV (0.7%)
    1,000    Comcast Corp., Notes                                                6.50          1/15/2017            1,050
    1,000    Cox Communications, Inc., Notes                                     3.88         10/01/2008              971
    1,000    Jones Intercable, Inc., Senior Notes                                7.63          4/15/2008            1,031
                                                                                                                 --------
                                                                                                                    3,052
                                                                                                                 --------
             CASINOS & GAMING (0.2%)
    1,000    Harrahs Operating Co., Inc., Bonds                                  5.63          6/01/2015              844
                                                                                                                 --------
             HOME FURNISHINGS (0.2%)
    1,000    Mohawk Industries, Inc., Senior Notes                               5.75          1/15/2011              998
                                                                                                                 --------
             HOTELS, RESORTS, & CRUISE LINES (0.4%)
    2,000    Royal Caribbean Cruises Ltd., Senior Notes                          7.25          6/15/2016            2,036
                                                                                                                 --------
             HOUSEHOLD APPLIANCES (0.7%)
    2,000    Stanley Works Capital Trust I, Bonds                                5.90         12/01/2045            1,900
    1,000    Whirlpool Corp., Debentures                                         7.75          7/15/2016            1,120
                                                                                                                 --------
                                                                                                                    3,020
                                                                                                                 --------
             HOUSEWARES & SPECIALTIES (0.2%)
    1,000    Newell Rubbermaid, Inc., Notes                                      4.63         12/15/2009              980
                                                                                                                 --------
             PUBLISHING (0.4%)
    2,000    Scholastic Corp., Notes                                             5.00          4/15/2013            1,797
                                                                                                                 --------
             Total Consumer Discretionary                                                                          14,728
                                                                                                                 --------
             CONSUMER STAPLES (0.9%)
             -----------------------
             FOOD RETAIL (0.5%)
    2,000    Kroger Co., Notes                                                   5.50          2/01/2013            1,981
                                                                                                                 --------
             SOFT DRINKS (0.2%)
    1,000    Bottling Group, LLC, Senior Notes                                   5.50          4/01/2016            1,010
                                                                                                                 --------
             TOBACCO (0.2%)
    1,000    Universal Corp., Notes                                              5.00          9/01/2011              945
                                                                                                                 --------
             Total Consumer Staples                                                                                 3,936
                                                                                                                 --------
             ENERGY (2.2%)
             -------------
             INTEGRATED OIL & GAS (0.2%)
      932    Merey Sweeny, LP, Senior Notes(b)                                   8.85         12/18/2019            1,110
                                                                                                                 --------
             OIL & GAS EQUIPMENT & SERVICES (0.4%)
    2,000    Seacor Holdings, Inc., Senior Notes                                 5.88         10/01/2012            1,951
                                                                                                                 --------
             OIL & GAS EXPLORATION & PRODUCTION (0.7%)
    2,000    Southwestern Energy Co., MTN                                        7.63          5/01/2027(c)         2,090
    1,000    XTO Energy, Inc., Senior Notes                                      5.65          4/01/2016              996
                                                                                                                 --------
                                                                                                                    3,086
                                                                                                                 --------

2

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                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                      COUPON                               VALUE
    (000)    SECURITY                                                            RATE           MATURITY            (000)
-------------------------------------------------------------------------------------------------------------------------
             OIL & GAS REFINING & MARKETING (0.5%)
  $ 1,250    Buckeye Partners, Senior Notes                                      5.13%         7/01/2017         $  1,161
    1,000    Premcor Refining Group, Inc., Senior Notes                          9.25          2/01/2010            1,055
                                                                                                                 --------
                                                                                                                    2,216
                                                                                                                 --------
             OIL & GAS STORAGE & TRANSPORTATION (0.4%)
    1,000    K N Capital Trust III, Subordinated Debentures                      7.63          4/15/2028              939
    1,000    Kinder Morgan Finance Co., Guaranteed Notes                         5.70          1/05/2016              928
                                                                                                                 --------
                                                                                                                    1,867
                                                                                                                 --------
             Total Energy                                                                                          10,230
                                                                                                                 --------
             FINANCIALS (29.5%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
    2,000    Mellon Bank N.A., Subordinated Notes                                5.45          4/01/2016            2,011
                                                                                                                 --------
             CONSUMER FINANCE (2.7%)
    3,000    American Express Co., Subordinated Debentures                       6.80          9/01/2066(d)         3,196
    1,000    Capital One Financial Corp., Senior Notes                           4.74          5/17/2007              996
    1,000    ERAC USA Finance Co., Notes(b)                                      6.20         11/01/2016            1,033
    2,000    Ford Motor Credit Co., Senior Notes                                 4.95          1/15/2008            1,951
    2,000    General Motors Acceptance Corp., Notes                              6.13          8/28/2007            1,994
      500    Household Finance Corp., Notes                                      5.75          1/30/2007              500
    2,000    Nelnet, Inc., Notes                                                 7.40          9/29/2036(d)         2,034
    1,000    SLM Corp., MTN, CPI Floating Rate Notes                             5.52(a)       6/01/2009              957
                                                                                                                 --------
                                                                                                                   12,661
                                                                                                                 --------
             DIVERSIFIED BANKS (3.7%)
    1,000    Comerica Bank, Subordinated Notes                                   5.20          8/22/2017              963
    1,000    Compass Bank, Notes                                                 8.10          8/15/2009            1,071
    1,000    Emigrant Bancorp, Inc., Senior Notes(b)                             6.25          6/15/2014            1,006
    2,000    First Tennessee Bank, N.A., Subordinated Notes                      4.63          5/15/2013            1,903
    2,000    First Union National Bank, FL, Subordinated Debentures(e)           6.18          2/15/2036(c)         2,136
    3,000    First Union National Bank, NC, Subordinated Notes(e)                6.18          2/15/2036(c)         3,204
    2,000    Key Bank N.A., Subordinated Notes                                   5.45          3/03/2016            1,994
    2,000    National Capital Trust II, Subordinated Notes(b)                    5.49         12/29/2049(d)         1,925
    1,000    SouthTrust Bank, N.A., Subordinated Notes                           6.57         12/15/2027(c)         1,133
    1,000    Washington Mutual Bank FA, Subordinated Notes                       5.13          1/15/2015              969
    1,000    Westpac Capital Trust IV, Notes(b)                                  5.26         12/29/2049(d)           943
                                                                                                                 --------
                                                                                                                   17,247
                                                                                                                 --------
             LIFE & HEALTH INSURANCE (2.5%)
    2,000    Blue Cross Blue Shield FL, Inc., Notes(e)                           8.25         11/15/2011            2,252
    2,000    Great-West Life & Annuity Insurance Co., Bonds(b)                   7.15          5/16/2046(d)         2,109
    2,000    Lincoln National Corp., Bonds                                       7.00          5/17/2066            2,109
    1,000    Monumental Global Funding II, Senior Secured Notes(b)               4.38          7/30/2009              980
    3,000    North Front, Pass-Through Trust, Notes(b),(e)                       5.81         12/15/2024            2,986
    1,000    Phoenix Companies, Inc., Senior Notes                               6.68          2/16/2008            1,005
                                                                                                                 --------
                                                                                                                   11,441
                                                                                                                 --------
             MULTI-LINE INSURANCE (3.1%)
             American General Finance Corp.,
    3,000       MTN(e)                                                           5.40         12/01/2015            2,984
    2,000       MTN, Series I                                                    4.88          7/15/2012            1,954
    2,000    Farmers Exchange Capital, Surplus Notes(b)                          7.05          7/15/2028            2,103
    2,000    ILFC E-Capital Trust II, Bonds(b)                                   6.25         12/21/2065(d)         2,030
    2,000    ING Capital Funding Trust III, Guaranteed Bonds(e)                  8.44         12/29/2049(d)         2,225

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                      COUPON                               VALUE
    (000)    SECURITY                                                            RATE           MATURITY            (000)
-------------------------------------------------------------------------------------------------------------------------
  $ 2,000    Oil Casualty Insurance Ltd., Subordinated Debentures(b)             8.00%         9/15/2034         $  2,016
    1,000    Oil Insurance Ltd., Notes(b)                                        7.56         12/29/2049(d)         1,044
                                                                                                                 --------
                                                                                                                   14,356
                                                                                                                 --------
             MULTI-SECTOR HOLDINGS (0.7%)
    3,000    Leucadia National Corp., Senior Notes(e)                            7.00          8/15/2013            3,034
                                                                                                                 --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
    2,000    Travelers Life & Annuity, Notes(b)                                  5.13          8/15/2014            1,948
    2,000    ZFS Finance USA Trust II, Bonds(b)                                  6.45         12/15/2065            2,001
                                                                                                                 --------
                                                                                                                    3,949
                                                                                                                 --------
             PROPERTY & CASUALTY INSURANCE (5.7%)
    1,000    21st Century Insurance Group, Senior Notes                          5.90         12/15/2013            1,005
    2,000    ACE INA Holdings, Inc., Senior Notes                                5.88          6/15/2014            2,047
    5,000    Berkshire Hathaway Finance Corp., Senior Notes                      4.85          1/15/2015            4,865
    2,000    CNA Financial Corp., Notes                                          6.75         11/15/2006            2,001
             Fidelity National Title Group, Inc.,
    1,000       Notes                                                            7.30          8/15/2011            1,054
    1,000       Notes                                                            5.25          3/15/2013              951
    2,000    First American Capital Trust I, Cumulative Trust
                Preferred Securities(e)                                          8.50          4/15/2012            2,144
    2,275    Fund American Companies, Inc., Notes                                5.88          5/15/2013            2,277
    1,000    Infinity Property & Casualty Corp., Senior Notes, Series B          5.50          2/18/2014              975
      500    Liberty Mutual Insurance Co., Notes(b)                              8.20          5/04/2007              504
             Markel Corp.,
    1,000       Senior Notes                                                     6.80          2/15/2013            1,044
    1,302       Senior Notes                                                     7.35          8/15/2034            1,411
    2,000    Ohio Casualty Corp., Notes                                          7.30          6/15/2014            2,141
    2,000    RLI Corp., Senior Notes                                             5.95          1/15/2014            1,973
    1,000    St. Paul Travelers Companies, Inc., Senior Notes                    5.01          8/16/2007              995
    1,000    W.R. Berkley Corp., Senior Notes                                    5.60          5/15/2015              985
                                                                                                                 --------
                                                                                                                   26,372
                                                                                                                 --------
             REGIONAL BANKS (5.1%)
    1,750    Bank of Hawaii, Notes                                               6.88          3/01/2009            1,802
    1,000    Banknorth Group, Inc., Senior Notes                                 3.75          5/01/2008              978
    1,000    City National Corp., Senior Notes                                   5.13          2/15/2013              984
    1,000    Colonial Bank, N.A., Subordinated Notes                             6.38         12/01/2015            1,033
    1,000    First Republic Bank Corp., Subordinated Notes                       7.75          9/15/2012            1,088
    2,000    Fulton Capital Trust I, Notes                                       6.29          2/01/2036            1,941
    2,000    Imperial Bank, Subordinated Capital Notes(e)                        8.50          4/01/2009            2,141
    3,500    PNC Financial Services, Trust Preferred
                Securities, Series C                                             8.88          3/15/2027            3,694
    1,000    Popular North America Capital Trust I, Bonds                        6.56          9/15/2034              981
    2,000    Susquehanna Bancshares, Inc., Subordinated Notes                    4.75          5/01/2014            1,955
    2,000    TCF Financial Bank, Subordinated Notes                              5.00          6/15/2014            1,970
    2,000    TCF National Bank, Subordinated Notes                               5.50          2/01/2016            1,991
    1,950    Union Planters Bank, N.A., Subordinated Notes                       6.50          3/15/2018(f)         1,983
    1,000    Zions Bancorp, Subordinated Notes                                   6.00          9/15/2015            1,027
                                                                                                                 --------
                                                                                                                   23,568
                                                                                                                 --------
             REITs - DIVERSIFIED (0.4%)
    1,000    Liberty Property, LP, Senior Notes                                  5.13          3/02/2015              966
    1,000    Washington REIT, Senior Notes                                       5.35          5/01/2015              983
                                                                                                                 --------
                                                                                                                    1,949
                                                                                                                 --------
             REITs - INDUSTRIAL (0.2%)
    1,000    Prologis, Senior Notes                                              5.75          4/01/2016            1,005
                                                                                                                 --------

4

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                      COUPON                               VALUE
    (000)    SECURITY                                                            RATE           MATURITY            (000)
-------------------------------------------------------------------------------------------------------------------------
             REITs - OFFICE (0.9%)
             Duke Realty, LP,
  $ 1,000       Notes                                                            5.50%         3/01/2016         $    986
    1,000       Senior Notes                                                     5.95          2/15/2017            1,018
    1,000    EOP Operating, LP, Senior Notes                                     7.25          2/15/2018            1,122
    1,000    HRPT Properties Trust, Notes                                        5.75         11/01/2015              999
                                                                                                                 --------
                                                                                                                    4,125
                                                                                                                 --------
             REITs - RESIDENTIAL (0.9%)
    1,000    Archstone Smith Operating Trust, Notes                              5.25          5/01/2015              984
    2,000    ERP Operating, LP, Notes                                            6.58          4/13/2015            2,140
    1,000    Post Apartment Homes, LP, Senior Notes                              5.45          6/01/2012              982
                                                                                                                 --------
                                                                                                                    4,106
                                                                                                                 --------
             REITs - RETAIL (1.3%)
    1,000    Federal Realty Investment Trust, Bonds                              6.20          1/15/2017            1,040
    1,000    Kimco Realty Corp., Notes                                           5.58         11/23/2015            1,000
             Pan Pacific Retail Properties, Inc.,
    1,000       Notes                                                            7.95          4/15/2011            1,097
    1,000       Notes                                                            5.25          9/01/2015              961
             Simon Property Group, LP,
    1,000       Notes                                                            5.75         12/01/2015            1,020
    1,000       Notes                                                            6.10          5/01/2016            1,044
                                                                                                                 --------
                                                                                                                    6,162
                                                                                                                 --------
             REITs - SPECIALIZED (0.4%)
    1,000    Hospitality Properties Trust, Senior Notes                          5.13          2/15/2015              955
    1,000    Ventas Realty, LP, Senior Notes                                     9.00          5/01/2012            1,118
                                                                                                                 --------
                                                                                                                    2,073
                                                                                                                 --------
             THRIFTS & MORTGAGE FINANCE (0.6%)
    1,000    Independence Community Bank Corp., Subordinated Notes               3.75          4/01/2014(d)           964
    2,000    Sovereign Bank, Notes                                               4.38          8/01/2013            1,969
                                                                                                                 --------
                                                                                                                    2,933
                                                                                                                 --------
             Total Financials                                                                                     136,992
                                                                                                                 --------
             HEALTH CARE (1.3%)
             ------------------
             HEALTH CARE FACILITIES (0.2%)
    1,000    Health Management Associates, Inc., Senior Notes                    6.13          4/15/2016              963
                                                                                                                 --------
             HEALTH CARE SERVICES (0.2%)
    1,000    Laboratory Corp. of America, Senior Notes                           5.63         12/15/2015              991
                                                                                                                 --------
             MANAGED HEALTH CARE (0.9%)
    2,000    Coventry Health Care, Inc., Senior Notes                            5.88          1/15/2012            1,996
    2,000    Highmark, Inc., Senior Notes(b)                                     6.80          8/15/2013            2,115
                                                                                                                 --------
                                                                                                                    4,111
                                                                                                                 --------
             Total Health Care                                                                                      6,065
                                                                                                                 --------
             INDUSTRIALS (1.1%)
             ------------------
             BUILDING PRODUCTS (0.2%)
    1,000    Masco Corp., Notes                                                  6.13         10/03/2016            1,006
                                                                                                                 --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                      COUPON                               VALUE
    (000)    SECURITY                                                            RATE           MATURITY            (000)
-------------------------------------------------------------------------------------------------------------------------
             INDUSTRIAL CONGLOMERATES (0.7%)
  $ 1,000    Siemens Financieringsmat, Notes(b)                                  6.13%         8/17/2026         $  1,043
    2,000    Tyco International Group, COP, Notes(b)                             4.44          6/15/2007            1,986
                                                                                                                 --------
                                                                                                                    3,029
                                                                                                                 --------
             INDUSTRIAL MACHINERY (0.2%)
    1,000    Pall Corp., Senior Notes(b)                                         6.00          8/01/2012            1,018
                                                                                                                 --------
             Total Industrials                                                                                      5,053
                                                                                                                 --------
             INFORMATION TECHNOLOGY (0.2%)
             -----------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
    1,000    Fiserv, Inc., Notes                                                 4.00          4/15/2008              977
                                                                                                                 --------
             MUNICIPAL BONDS (0.2%)
             ----------------------
             MISCELLANEOUS (0.2%)
    1,000    Keenan Development Association of Tennessee LLC, RB,
                Series 2005 (INS)                                                5.02          7/15/2028              971
                                                                                                                 --------
             TELECOMMUNICATION SERVICES (0.6%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    2,510    US Unwired, Inc., Secured Notes                                    10.00          6/15/2012            2,773
                                                                                                                 --------
             UTILITIES (9.8%)
             ----------------
             ELECTRIC UTILITIES (7.0%)
    1,000    Baltimore Gas & Electric Co., Notes(b)                              5.90         10/01/2016            1,018
    2,000    Black Hills Corp., Notes                                            6.50          5/15/2013            2,023
    1,045    Carolina Power & Light Co., Bonds                                   6.13          9/15/2033            1,092
    2,607    Cedar Brakes II, LLC, Senior Notes, Series C(b),(e)                 9.88          9/01/2013            2,914
    2,550    Entergy Gulf States, Inc., Bonds                                    5.70          6/01/2015            2,516
    1,000    Entergy Mississippi, Inc., First Mortgage Bonds                     5.92          2/01/2016            1,002
      924    FPL Energy National Wind, LLC, Secured Notes(b)                     5.61          3/10/2024              910
    2,000    FPL Group Capital, Inc., Bonds                                      6.35         10/01/2066(d)         2,047
             MidAmerican Energy Holdings Co.,
    1,000       Senior Notes                                                     5.88         10/01/2012            1,025
    1,000       Senior Notes                                                     5.80         10/15/2036            1,008
    2,000    Monongahela Power Co., Notes, Series A                              7.36          1/15/2010            2,106
    1,000    Nevada Power Co., Notes, Series O                                   6.50          5/15/2018            1,050
    1,000    New York State Electric & Gas Corp., Notes                          5.50         11/15/2012            1,003
    1,411    Oglethorpe Power Corp., Senior Secured Facility Bonds               6.97          6/30/2011            1,436
    1,000    Potomac Edison Co., First Mortgage Bond                             5.35         11/15/2014              991
    1,663    Power Contract Financing, Senior Notes(b)                           6.26          2/01/2010            1,676
    1,000    PSI Energy, Inc., Senior Notes                                      6.05          6/15/2016            1,027
    1,000    Public Service Co. of Colorado, Senior Notes                        7.88         10/01/2012            1,131
    1,000    Public Service Co. of Oklahoma, Senior Notes                        6.15          8/01/2016            1,023
    1,000    Southern Power Co., Senior Notes                                    6.25          7/15/2012            1,040
    1,100    Tristate General & Transport Association, Bonds(b)                  6.04          1/31/2018            1,111
    2,000    TXU Energy Co., LLC, Senior Notes                                   7.00          3/15/2013            2,109
    1,000    Virginia Electric Power Co., Senior Notes                           5.40          1/15/2016              991
                                                                                                                 --------
                                                                                                                   32,249
                                                                                                                 --------
             GAS UTILITIES (2.6%)
    2,000    AGL Capital Corp., Guaranteed Notes                                 6.38          7/15/2016            2,093
    1,000    Centerpoint Energy Resources Corp., Senior Notes                    5.95          1/15/2014            1,010
    1,000    Duke Capital Corp., LLC, Senior Notes                               8.00         10/01/2019            1,177
    1,000    Enbridge Energy Partners, LP, Notes                                 4.75          6/01/2013              940

6

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                      COUPON                               VALUE
    (000)    SECURITY                                                            RATE           MATURITY            (000)
-------------------------------------------------------------------------------------------------------------------------
  $ 2,000    Energy Transfer Partners, LP, Senior Notes(e)                       5.95%         2/01/2015         $  2,021
    2,000    Michigan Consolidated Gas Co., Notes                                5.00         10/01/2019            1,885
    1,000    Northern Natural Gas Co., Senior Notes(b)                           5.38         10/31/2012            1,002
    1,000    Southern Star Central Gas, Notes(b)                                 6.00          6/01/2016            1,019
    1,000    Valero Logistics Operations, LP, Senior Notes                       6.05          3/15/2013            1,015
                                                                                                                 --------
                                                                                                                   12,162
                                                                                                                 --------
             MULTI-UTILITIES (0.2%)
    1,000    Teco Energy, Inc., Notes                                            6.13          5/01/2007            1,005
                                                                                                                 --------
             Total Utilities                                                                                       45,416
                                                                                                                 --------
             Total Corporate Obligations (cost: $226,540)                                                         227,141
                                                                                                                 --------
             EURODOLLAR AND YANKEE OBLIGATIONS (9.5%)(g)

             CONSUMER STAPLES (0.5%)
             -----------------------
             FOOD RETAIL (0.5%)
      500    Ahold Finance U.S.A., Inc., Notes                                   6.25          5/01/2009              503
    2,000    Woolworths Ltd., Senior Notes(b)                                    5.25         11/15/2011            1,986
                                                                                                                 --------
             Total Consumer Staples                                                                                 2,489
                                                                                                                 --------
             ENERGY (1.4%)
             -------------
             INTEGRATED OIL & GAS (0.7%)
             PEMEX Finance Ltd.,
      900       Notes                                                            9.03          2/15/2011              966
    2,000       Senior Notes(e)                                                  8.88         11/15/2010            2,154
                                                                                                                 --------
                                                                                                                    3,120
                                                                                                                 --------
             OIL & GAS DRILLING (0.3%)
             Delek & Avner-Yam Tethys Ltd.,
      822       Secured Notes(b)                                                 5.33          8/01/2013              803
      822       Secured Notes(b)                                                 6.59(a)       8/01/2013              820
                                                                                                                 --------
                                                                                                                    1,623
                                                                                                                 --------
             OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    2,000    RAS Laffan Liquefied Natural Gas Co. Ltd. II,
                Bonds, Series A(b)                                               5.30          9/30/2020            1,935
                                                                                                                 --------
             Total Energy                                                                                           6,678
                                                                                                                 --------
             FINANCIALS (6.5%)
             -----------------
             DIVERSIFIED BANKS (3.4%)
    2,000    Banco Nacional De Comercio Exterior SNC, Notes(b)                   3.88          1/21/2009            1,937
    1,000    Banco Santander, Subordinated Notes(b)                              5.38         12/09/2014              989
    1,000    BOI Capital Funding Number 3 LP, Guaranteed Bonds(b)                6.11          1/29/2049(d)           987
    1,500    Chuo Mitsui Trust & Banking Co., Subordinated Notes(b)              5.51         12/29/2049(d)         1,443
    3,000    HBOS plc, Subordinated Notes(b),(e)                                 5.38         11/01/2049(d)         2,966
    1,000    Nordea Bank AB, Subordinated Notes(b)                               5.42         12/29/2049(d)           966
    2,000    Rabobank Capital Funding Trust III, Subordinated Notes(b)           5.25         12/29/2049(d)         1,946
    2,500    Skandinaviska Enskilda Banken AB, Bonds(b)                          5.47          3/29/2049(d)         2,412
    2,000    UFJ Finance Aruba AEC, Notes(e)                                     8.75         11/29/2049            2,113
                                                                                                                 --------
                                                                                                                   15,759
                                                                                                                 --------
             PROPERTY & CASUALTY INSURANCE (0.2%)
    1,000    AXIS Capital Holdings Ltd., Senior Notes                            5.75         12/01/2014              998
                                                                                                                 --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                      COUPON                               VALUE
    (000)    SECURITY                                                            RATE           MATURITY            (000)
-------------------------------------------------------------------------------------------------------------------------
             REGIONAL BANKS (1.4%)
  $ 2,000    Glitnir Banki hf, Notes(b)                                          7.45%         9/14/2049(d)      $  2,142
    2,000    Kaupthing Bank hf, Notes(b)                                         7.13          5/19/2016            2,134
    2,000    Popular North America, Inc., Notes                                  4.25          4/01/2008            1,962
                                                                                                                 --------
                                                                                                                    6,238
                                                                                                                 --------
             REINSURANCE (1.5%)
    1,000    Allied World Assurance Holdings, Ltd., Senior Notes                 7.50          8/01/2016            1,075
    2,000    Montpelier Re Holdings Ltd., Senior Notes                           6.13          8/15/2013            1,944
    1,000    Platinum Underwriters Finance, Inc., Notes                          7.50          6/01/2017            1,049
    3,000    Stingray Pass-Through Trust Certificates(b),(e)                     5.90          1/12/2015            2,910
                                                                                                                 --------
                                                                                                                    6,978
                                                                                                                 --------
             Total Financials                                                                                      29,973
                                                                                                                 --------
             MATERIALS (1.1%)
             ----------------
             CONSTRUCTION MATERIALS (0.5%)
    2,000    Lafarge S.A., Notes                                                 6.50          7/15/2016            2,087
                                                                                                                 --------
             DIVERSIFIED METALS & MINING (0.6%)
    1,000    Brascan Corp., Notes                                                8.13         12/15/2008            1,052
    2,000    Glencore Funding, LLC, Notes(b)                                     6.00          4/15/2014            1,946
                                                                                                                 --------
                                                                                                                    2,998
                                                                                                                 --------
             Total Materials                                                                                        5,085
                                                                                                                 --------
             Total Eurodollar and Yankee Obligations (cost: $44,416)                                               44,225
                                                                                                                 --------
             ASSET-BACKED SECURITIES (7.1%)(h)

             FINANCIALS (5.1%)
             -----------------
             ASSET-BACKED FINANCING (5.1%)
    2,103    Aerco Ltd., Series 2A, Class A4(b),(e)                              5.84(a)       7/15/2025            2,044
    1,333    Airport Airplanes, Pass-Through Certificates, Series 1R,
                Class A8, EETC                                                   5.70(a)       3/15/2019            1,267
      307    Aviation Capital Group Trust, Notes, Series 2000-1A,
                Class A2(b)                                                      5.80(a)      11/15/2025              305
             Bank One Issuance Trust, Notes,
    3,000       Series 2003, Class C-3(e)                                        4.77          2/16/2016            2,894
    1,000       Series 2003, Class C1                                            4.54          9/15/2010              990
             Citibank Credit Card Issuance Trust,
    1,000       Series 2005-C1, Class C1                                         5.50          3/24/2017              997
    2,000       Series 2005-C5, Class C5                                         4.95         10/25/2010            1,988
    1,000    Detroit Edison, Notes, Series 2001-1, Class A-4                     6.19          3/01/2013            1,038
             Diversified REIT, Notes,
      252       Series 1999-1A, Class A1(b)                                      6.78          3/18/2011              252
    2,000       Series 1999-1A, Class C(b)                                       6.78          3/18/2011            2,045
    1,000       Series 2000-1, Class C(b)                                        6.97          3/08/2010            1,028
      432    GE Commercial Equipment Financing LLC, Series 2005-1, Class A2      3.77          9/20/2007              432
    2,000    Global Signal Trust, Series 2006-1, Class B(b)                      5.59          2/15/2036            2,008
      943    Hyundai Auto Receivables Trust, Notes, Series 2003-A, Class B       2.99         10/15/2010              928
      560    IKON Receivables LLC, Notes, Series 2003-1, Class A4                3.27          7/15/2011              556
             Trinity Rail Leasing L.P.,
    2,769       Series 2004-1A, Class A (INS)(e),(i)                             5.27          8/14/2027            2,740
    1,970       Series 2006-1A, Class A1(b)                                      5.90          5/14/2036            2,022
                                                                                                                 --------
             Total Financials                                                                                      23,534
                                                                                                                 --------

8

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                      COUPON                               VALUE
    (000)    SECURITY                                                            RATE           MATURITY            (000)
-------------------------------------------------------------------------------------------------------------------------
             INDUSTRIALS (2.0%)
             ------------------
             AIRLINES (2.0%)
             America West Airlines, Inc., Pass-Through Certificates,
  $ 1,512       Series 1996-1, Class A, EETC                                     6.85%         7/02/2009         $  1,513
      382       Series 1998-1, Class A, EETC                                     6.87          1/02/2017              386
    2,190       Series 1999-1, Class G, EETC (INS)(e)                            7.93          1/02/2019            2,361
             American Airlines, Inc., Pass-Through Certificates,
    1,000       Series 2001-1, Class A-2, EETC                                   6.82          5/23/2011            1,003
    1,397       Series 2003-1, Class G, EETC (INS)                               3.86          7/09/2010            1,324
             Continental Airlines, Inc., Pass-Through Certificates,
    1,599       Series 99-1, Class A, EETC                                       6.55          2/02/2019            1,630
    1,320       Series AMBC, EETC (INS)                                          6.24          3/15/2020            1,350
                                                                                                                 --------
             Total Industrials                                                                                      9,567
                                                                                                                 --------
             Total Asset-Backed Securities (cost: $32,993)                                                         33,101
                                                                                                                 --------
             COMMERCIAL MORTGAGE SECURITIES (20.3%)(h)

             CONSUMER DISCRETIONARY (0.5%)
             -----------------------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (0.5%)
    2,000    Hilton Hotels Pool Trust, Series 2000-HLTA, Class C(b)              7.46         10/03/2015            2,161
                                                                                                                 --------
             FINANCIALS (19.8%)
             ------------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (18.9%)
    1,000    Amresco Commercial Mortgage Fund I Corp., Series 1997 C1,
                Class F                                                          7.64          6/17/2029            1,005
      992    Banc of America Commercial Mortgage Inc., Series 2005-6,
                Class KCB(b)                                                     5.50(a)       9/10/2047              945
             Bear Stearns Commercial Mortgage Securities, Inc.,
    1,500       Series 1998-C1, Class F(b)                                       6.00          6/16/2030            1,537
    2,000       Series 2005-T18, Class AAB                                       4.82          2/13/2042            1,957
    3,000       Series 2006-T22, Class AAB                                       5.63(a)       4/12/2038            3,059
    2,000       Series 2006-T24, Class AB                                        5.53         10/12/2041            2,027
             Chase Commercial Mortgage Securities Corp., Pass-Through
                Certificates,
      791       Series 2000-1, Class A2                                          7.76          4/15/2032              842
    2,000       Series 2000-3, Class A2                                          7.32         10/15/2032            2,133
    2,000    Citigroup Commercial Mortgage Trust, Series 2005-EMG,
                Class AJ(b)                                                      4.83          9/20/2051            1,951
             Commercial Mortgage Trust, Pass-Through Certificates,
    3,000       Series 2004-LB4A, Class A4                                       4.58         10/15/2037            2,909
    4,995       Series 2004-RS1, Class A(b),(e)                                  4.02          3/03/2041            4,780
             Credit Suisse First Boston Mortgage Securities Corp.,
    1,000       Series 1998-C1, Class D                                          7.17          5/17/2040            1,068
    2,000       Series 2001-CK1, Class A-2                                       6.25         12/16/2035            2,014
      650    First Union National Bank-Chase, Series 1999-C2, Class D            7.06          6/15/2031              679
      873    G-Force, LLC, Pass-Through Certificates, Series 2005-RRA,
                Class A-1(b)                                                     4.39          8/22/2036              840
             GE Capital Commercial Mortgage Corp.,
       63       Series 2000-1, Class A-1                                         6.32          1/15/2033               63
    1,500       Series 2002-3A, Class D(b)                                       5.34         12/10/2037            1,510
       13    GGP Mall Properties Trust, Series 2001, Class D-2(b)                5.89         11/15/2011               13
             GMAC Commercial Mortgage Security, Inc.,
    1,000       Series 1998-C2, Class D                                          6.50          5/15/2035            1,024
    1,115       Series 1999-C1, Class D                                          7.05(a)       5/15/2033            1,156
    1,500       Series 2004-C3, Class D                                          5.04(a)      12/10/2041            1,458

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                      COUPON                               VALUE
    (000)    SECURITY                                                            RATE           MATURITY            (000)
-------------------------------------------------------------------------------------------------------------------------
             GS Mortgage Securities Corp. II,
  $ 2,890       Series 1998-GLII, Class E(e)                                     7.19%(a)      4/13/2031         $  2,961
    1,000       Series 2001 ROCK, Class A-2                                      6.62          5/03/2018            1,064
    2,000       Series 2003-C1, Class A2B                                        4.30          1/10/2040            1,938
             J.P. Morgan Chase Commercial Mortgage Securities Corp.,
    2,000       Series 2006-CB15, Class ASB                                      5.79          6/12/2043            2,058
    2,000       Series 2006-LDP6, Class A-SB                                     5.49          4/15/2043            2,026
    1,000       Series 2006-LDP8, Class A-SB                                     5.37          5/15/2045            1,005
       76    LB Commercial Conduit Mortgage Trust,
                Series 1999-C1, Class A1                                         6.41          6/15/2031               75
             LB-UBS Commercial Mortgage Trust,
    1,000       Series 2001-WM, Class D(b)                                       6.83          7/14/2016            1,066
    3,000       Series 2006-C3, Class AAB                                        5.64(a)       3/15/2039            3,062
    3,000    Machine One Trust, Series 2004-1A, Class A3(b),(e)                  5.22          5/28/2040            2,931
    2,000    Merrill Lynch Mortgage Trust, Series 2006-C2, Class A2              5.76          1/12/2016            2,055
             Merrill Lynch Mortgage Investors, Inc.,
      285       Series 1997-C2, Class A-2                                        6.54         12/10/2029              287
    1,901       Series 1998-C1, Class A-2                                        6.48         11/15/2026            1,925
    2,000    Merrill Lynch-Countrywide Commercial Mortgage Trust,
                Series 2006-3, Class ASB                                         5.38(a)       7/12/2046            2,013
             Morgan Stanley Capital I, Inc.,
    1,000       Series 1998-XL1, Class H(b)                                      6.92(a)       6/03/2030            1,005
    4,600       Series 2006-HQ9, Class AAB                                       5.69          7/12/2044            4,719
             Morgan Stanley Dean Witter Capital I, Inc.,
    2,000       Series 1998 XL1, Class A-3                                       6.48          6/03/2030            2,022
    2,000       Series 2005 IQ9, Class A-3                                       4.54          7/15/2056            1,942
    5,000       Series 2005-RR6, Class A2FX(b),(e)                               5.13          5/24/2043            4,903
    4,000       Series 2006-T23, Class AAB                                       5.80(a)       8/12/2041            4,149
    1,363    Salomon Brothers Mortgage Securities VII, Inc.,
                Series 2000-C3, Class A1                                         6.34         12/18/2033            1,370
    1,000    SBA Commercial Mortgage-Backed Trust, Series 2006-1A,
                Class C(b),(i),(j)                                               5.56         11/15/2036            1,000
    1,366    TIAA Real Estate Co. Ltd., Series 2001 C1A, Class A-3(b)            6.56          6/19/2026            1,387
    2,000    Timberstar Trust, Series 2006-1A, Class B(b),(i)                    5.75         10/15/2036            2,033
    2,000    TrizecHahn Office Properties Trust, Series 2001-TZHA,
                Class A3(b)                                                      6.21          3/15/2013            2,027
             Wachovia Bank Commercial Mortgage Trust,
    2,000       Series 2005-C17, Class A4                                        5.08          3/15/2042            1,971
    2,000       Series 2005-C18, Class APB                                       4.81          4/15/2042            1,956
                                                                                                                 --------
                                                                                                                   87,920
                                                                                                                 --------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.9%)(k)
             Credit Suisse First Boston Mortgage Securities Corp.,
    8,916       Series 2003-C3, Class ASP (acquired 6/17/2003;
                cost $828)(b),(l)                                                1.77          5/15/2038              401
   41,530       Series 2004-C1, Class ASP (acquired 8/30/2004;
                cost $1,797)(b),(l)                                              0.88          1/15/2037            1,161
   15,836    Greenwich Capital Commercial Funding Corp., Series 2002-C1,
                Class XP (acquired 7/17/2023 & 8/13/2003; cost $1,646)(b),(l)    1.93          1/11/2035              987
   67,295    GS Mortgage Securities Corp. II, Series 2001 ROCK,
                Class X-1 (acquired 5/13/2004; cost $1,018)(b),(l)               0.39          5/03/2018              714
   16,964    LB-UBS Commercial Mortgage Trust, Series 2003-C5,
                Class XCP (acquired 7/16/2003; cost $857)(b),(l)                 1.11          7/15/2013              298
   15,908    Morgan Stanley Dean Witter Capital I, Inc., Series 2004-T13,
                Class X2 (acquired 1/23/2004; cost $909)(b),(l)                  0.95          9/13/2045              544
                                                                                                                 --------
                                                                                                                    4,105
                                                                                                                 --------
             Total Financials                                                                                      92,025
                                                                                                                 --------
             Total Commercial Mortgage Securities (cost: $94,019)                                                  94,186
                                                                                                                 --------

10

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                      COUPON                               VALUE
    (000)    SECURITY                                                            RATE           MATURITY            (000)
-------------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY ISSUES (3.8%)(m)

             COLLATERALIZED MORTGAGE OBLIGATIONS (0.9%)
             Freddie Mac(+),
  $   376       Series 2367 KV                                                   7.00%        10/15/2014         $    377
      537       Series 2389 VH                                                   6.00         10/15/2018              538
    1,321       Series 2435 VG                                                   6.00          2/15/2013            1,345
             Government National Mortgage Assn.,
       35       Series 2001-49 VB                                                7.00         11/16/2016               35
    1,996       Series 1999-14 VD                                                6.00          3/20/2014            2,014
                                                                                                                 --------
                                                                                                                    4,309
                                                                                                                 --------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.2%)(k)
   29,536    Government National Mortgage Assn., Series 2003-59, Class XB        2.15          7/16/2010              824
                                                                                                                 --------
             MORTGAGE-BACKED PASS-THROUGH SECURITIES (2.7%)(h)
    5,000    Fannie Mae(+),(j)                                                   6.00         11/01/2036            5,031
             Freddie Mac(+),
    2,561       Pool B19905                                                      5.00          9/01/2020            2,522
    4,831       Pool A44446                                                      5.50          4/01/2036            4,780
                                                                                                                 --------
                                                                                                                   12,333
                                                                                                                 --------
             Total U.S. Government Agency Issues (cost: $17,319)                                                   17,466
                                                                                                                 --------
             U.S. TREASURY SECURITIES (0.2%)

             NOTES (0.2%)
    1,000    2.25%, 2/15/2007 (cost: $993)                                                                            992
                                                                                                                 --------
             MUNICIPAL BONDS (6.1%)

             AIRPORT/PORT (0.5%)
    2,000    College Park, GA, RB, Series 2006A (INS)                            5.76          1/01/2015            2,084
                                                                                                                 --------
             APPROPRIATED DEBT (0.9%)
    2,000    Commonwealth Financing Auth., PA, RB, Series B (INS)                5.63          6/01/2023            2,058
    2,000    Hudson County, NJ, Improvement Auth. RB,
                Series 2005 (LOC - North Fork Bank)                              4.25          6/15/2019(c)         1,983
                                                                                                                 --------
                                                                                                                    4,041
                                                                                                                 --------
             CASINOS & GAMING (0.2%)
    1,000    Mashantucket (Western) Pequot Tribe, CT, RB(b)                      5.91          9/01/2021              982
                                                                                                                 --------
             EDUCATION (0.2%)
    1,000    Univ. Oklahoma RB                                                   5.25         11/01/2019              986
                                                                                                                 --------
             ELECTRIC UTILITIES (0.1%)
      500    Hillsborough County, FL, IDA PCRB                                   4.00          5/15/2018(c)           500
                                                                                                                 --------
             ELECTRIC/GAS UTILITIES (0.7%)
    2,000    Energy Acquisition Corp. II, OH, RB (INS)                           4.49          2/15/2008            1,966
    1,000    North Carolina Eastern Municipal Power Agency RB,
                Series 2003-E                                                    5.23          1/01/2011              987
      310    Texas Municipal Gas Corp., Notes (INS)(b)                           2.60          7/01/2007              307
                                                                                                                 --------
                                                                                                                    3,260
                                                                                                                 --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                      COUPON                               VALUE
    (000)    SECURITY                                                            RATE           MATURITY            (000)
-------------------------------------------------------------------------------------------------------------------------
             GENERAL OBLIGATION (1.3%)
  $ 1,000    Bucks County, PA, GO (INS)                                          3.94%        12/15/2008         $    980
    2,000    Hopewell, VA, Taxable Public Improvement GO, Series B               5.25          7/15/2009            1,987
    2,000    King County, WA, GO, Series 2004C                                   4.32         12/01/2010            1,947
    1,000    Riverside, CA, Pension Obligation, RB, Series A (INS)               4.21          2/15/2011              971
                                                                                                                 --------
                                                                                                                    5,885
                                                                                                                 --------
             HOSPITAL (0.4%)
    1,000    Medical Univ., SC, Hospital Auth. Facilities, RB,
                Series 2004B (INS)                                               5.01          2/15/2015              989
      960    Rhode Island State Health & Education RB,
                Series C (LOC - Citizens Bank of Rhode Island)                   3.60          9/15/2033(c)           942
                                                                                                                 --------
                                                                                                                    1,931
                                                                                                                 --------
             MULTIFAMILY HOUSING (0.2%)
    1,080    American Eagle Northwest LLC, WA, RB, Series 2005A                  4.97         12/15/2018            1,051
                                                                                                                 --------
             OIL & GAS REFINING & MARKETING (0.2%)
    1,000    Harris County, TX, IDRB, Series 2002                                5.68          3/01/2023(c)         1,002
                                                                                                                 --------
             SALES TAX (0.5%)
    2,500    Sales Tax Asset Receivable Corp., NY, RB, Series B(e)               4.76         10/15/2015            2,434
                                                                                                                 --------
             SPECIAL ASSESSMENT/TAX/FEE (0.9%)
    1,000    New York State Environmental Facilities Corp. RB,
                Series 2004B (INS)                                               4.02         12/15/2009              973
    1,000    New York State Housing Finance Agency Personal Income Tax RB,
                Series 2006B                                                     5.19          9/15/2011            1,008
    2,000    New York State Urban Development Corp. RB, Series 2004B-3 (INS)     4.38         12/15/2011            1,936
                                                                                                                 --------
                                                                                                                    3,917
                                                                                                                 --------
             Total Municipal Bonds (cost: $28,346)                                                                 28,073
                                                                                                                 --------
PRINCIPAL
   AMOUNT
  $(000)/
   SHARES
---------
             PREFERRED SECURITIES (2.4%)

             FINANCIALS (2.4%)
             -----------------
             DIVERSIFIED BANKS (0.3%)
   50,000    HSBC Holdings, Series A, 6.20%, perpetual                                                              1,257
                                                                                                                 --------
             PROPERTY & CASUALTY INSURANCE (0.2%)
   10,000    Axis Capital Holdings Ltd., Series B, 7.50%, perpetual                                                 1,032
                                                                                                                 --------
             REGIONAL BANKS (0.7%)
   $3,000    Farm Credit Bank of Texas, Series 1, 7.56%, cumulative perpetual(e)                                    3,227
                                                                                                                 --------
             REINSURANCE (0.8%)
   20,000    Endurance Specialty Holdings Ltd., Series A, 7.75%, non-cumulative                                       517
   $3,000    Swiss Re Capital I L.P., 6.85%, perpetual(b)                                                           3,139
                                                                                                                 --------
                                                                                                                    3,656
                                                                                                                 --------
             REITs - INDUSTRIAL (0.1%)
   30,000    AMB Property Corp., Series O, 7.00%, cumulative redeemable                                               761
                                                                                                                 --------

12

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                                   MARKET
NUMBER OF                                                                                                           VALUE
   SHARES    SECURITY                                                                                               (000)
-------------------------------------------------------------------------------------------------------------------------
             REITs - OFFICE (0.2%)
   40,000    Duke Realty Corp., Series M, 6.95%, cumulative redeemable                                           $  1,023
                                                                                                                 --------
             REITs - SPECIALIZED (0.1%)
   20,000    Public Storage, Inc., Series G, 7.00%, perpetual                                                         517
                                                                                                                 --------
             Total Financials                                                                                      11,473
                                                                                                                 --------
             Total Preferred Securities (cost: $11,272)                                                            11,473
                                                                                                                 --------
PRINCIPAL
   AMOUNT                                                                      COUPON
    (000)                                                                        RATE           MATURITY
---------                                                                      ------           --------
             MONEY MARKET INSTRUMENTS (1.5%)

             COMMERCIAL PAPER (1.3%)

             FINANCIALS (1.3%)
             -----------------
             THRIFTS & MORTGAGE FINANCE (1.3%)
   $5,889    Countrywide Financial Corp.                                         5.35%        11/01/2006            5,889
                                                                                                                 --------
             VARIABLE-RATE DEMAND NOTES (0.2%)(n)

             MUNICIPAL BONDS (0.2%)
             ----------------------
             NURSING/CCRC (0.2%)
      967    Pima County, Arizona IDA RB, Series 2000B (NBGA)(b)                 8.25         12/01/2025              967
                                                                                                                 --------
             Total Money Market Instruments (cost: $6,856)                                                          6,856
                                                                                                                 --------

             TOTAL INVESTMENTS (COST: $462,754)                                                                  $463,513
                                                                                                                 ========

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USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

       USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

       A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

           1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

           2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

           3. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

           4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

           5. Futures contracts are valued at the last quoted sales price.

           6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

              Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

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           (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

       B. As of October 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2006, were $5,592,000 and $4,833,000, respectively, resulting in net unrealized appreciation of $759,000.

       C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $463,790,000 at October 31, 2006, and, in total, may not equal 100%. Investments in foreign securities were 10.4% of net assets at October 31, 2006.

SPECIFIC NOTES
--------------------------------------------------------------------------------

       (a) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2006.

       (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

       (c) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

       (d) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer.

       (e) At October 31, 2006, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

       (f) Callable/putable bond - provides the option for the underwriter to call the bond at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in the dollar-weighted portfolio average maturity calculation as a result of the security's call/put feature.

       (g) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

       (h) The weighted average life of mortgage and asset-backed securities is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal prepayments.

       (i) Security was fair valued at October 31, 2006, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

       (j) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a

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           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

           market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At October 31, 2006, the aggregate market value of securities purchased on a delayed-delivery basis was $6,031,000, all of which were when-issued.

       (k) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

       (l) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2006, was $4,105,000, which represented 0.9% of the Fund's net assets.

       (m) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

       (n) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

           COP     Certificate of Participation

           CPI     Consumer Price Index

           EETC    Enhanced Equipment Trust Certificate

           GO      General Obligation

           IDA     Industrial Development Authority/Agency

           IDRB    Industrial Development Revenue Bond

           MTN     Medium-Term Note

           PCRB    Pollution Control Revenue Bond

           RB      Revenue Bond

           REIT    Real Estate Investment Trust

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           (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

        CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

           (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

           (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Inc., MBIA Insurance Corp., or XL Capital Assurance.

           (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from General Motors Acceptance Corp.

                   TRUSTEES     Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

             ADMINISTRATOR,     USAA Investment Management Company
        INVESTMENT ADVISER,     P.O. Box 659453
               UNDERWRITER,     San Antonio, Texas 78265-9825
            AND DISTRIBUTOR

             TRANSFER AGENT     USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

              CUSTODIAN AND     State Street Bank and Trust Company
           ACCOUNTING AGENT     P.O. Box 1713
                                Boston, Massachusetts 02105

                INDEPENDENT     Ernst & Young LLP
          REGISTERED PUBLIC     100 West Houston St., Suite 1800
            ACCOUNTING FIRM     San Antonio, Texas 78205

                  TELEPHONE     Call toll free - Central time
           ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

             FOR ADDITIONAL     (800) 531-8181
          INFORMATION ABOUT     For account servicing, exchanges,
               MUTUAL FUNDS     or redemptions (800) 531-8448

            RECORDED MUTUAL     24-hour service (from any phone)
          FUND PRICE QUOTES     (800) 531-8066

          USAA SELF-SERVICE     For account balance, last transaction, fund
           TELEPHONE SYSTEM     prices, or to exchange or redeem fund shares
                                (800) 531-8777

            INTERNET ACCESS     USAA.COM

                                                       [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48445-1206                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2006

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-28-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-28-2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    12-28-2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.